UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 29, 2006 to October 1, 2006

Commission File Number of issuing entity: 333-133985-13

Lehman XS Trust 2006-15
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-133985
Structured Asset Securities Corporation
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

745 Seventh Avenue, 7th Floor New York, New York	10019
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 526-7000
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
A1	☐	☐	☒	________
A2	☐	☐	☒	________
A3	☐	☐	☒	________
A4	☐	☐	☒	________
A5	☐	☐	☒	________
M1	☐	☐	☒	________
M2	☐	☐	☒	________
M3	☐	☐	☒	________
M4	☐	☐	☒	________
M5	☐	☐	☒	________
M6	☐	☐	☒	________
M7	☐	☐	☒	________
M8	☐	☐	☒	________
M9	☐	☐	☒	________
M10	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
See Exhibit 99.1

PART II - OTHER INFORMATION
Item 3. Sales of Securities and the Use of Proceeds
On September 29, 2006, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4 (2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):

Class	Initial Principal Balance

Class P	$ 100 - Prepayment Penalty Amounts
Class X	$3,042,022
Class S-X	N/A - Economic Residual Excess Cash Flow
Class C-X	N/A - Economic Residual Excess Cash Flow
Class LT-R	N/A - Non-Economic Tax Residual
Class R	N/A - Non-Economic Tax Residual
Class C	N/A

The net proceeds from the sales of these certificates were applied by the registrant to the purchase of the mortgage loans constituting the pool of assets.

Item 9. Exhibits.

(b)	Exhibit 99.1 Distribution Statement

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Lehman XS Trust, Series 2006-15
(Issuing Entity)

Aurora Loan Services LLC
(Master Servicer)

Date:	November 2, 2006	/s/ E. Todd Whittemore
(Signature)
E. Todd Whittemore
Executive Vice President